Summary of number and weighted average exercise prices of cash settled deferred shares units (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	74,371	64,735	70,572
Number of Options, Granted - Replacement awards	12,949	21,712	10,620
Number of Options, Exercised		(1,416)	(12,917)
Number of Options, Ending	76,024	74,371	64,735
Cash Settled Deferred Share Units [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Beginning
Beginning value | $
Number of Options, Granted - Replacement awards	49,230
Granted - Replacement awards, value | $	$ 344
Number of Options, Exercised	(36,980)
Exercised, value | $	$ (167)
Number of Options, Change in fair value of DSUs
Change in fair value of DSUs, value | $	$ (129)
Number of Options, Ending	12,250
Ending, value | $	$ 48